STATUTORY RESERVES AND RESTRICTED NET ASSETS - Balance Sheet (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
ASSETS
Cash and cash equivalents	¥ 114,998	$ 16,444	¥ 417,920	¥ 320,489
Short-term investments	19,728	2,821
Prepaid expenses and other current assets	21,750	3,110	35,791
Other non-current assets	24,627	3,522	20,349
Total assets	507,049	72,506	821,936
LIABILITIES AND EQUITY
Other payable and accrued liabilities	88,961	12,721	72,028
Derivative liabilities	0
Total liabilities	432,409	61,833	594,706
Convertible redeemable preferred shares				¥ 3,563,681	¥ 3,554,229
Equity
Additional paid-in capital	3,501,859	500,759	3,489,553
Treasury stock (nil and 1,769,610 shares as of December 31, 2024 and 2025, respectively)	(3,494)	(500)
Accumulated other comprehensive income	22,626	3,235	25,096
Accumulated deficit	(3,446,480)	(492,840)	(3,287,548)
Total equity	74,640	10,673	227,230
Total liabilities and equity	507,049	72,506	821,936
Class A ordinary shares
Equity
Ordinary shares	118	17	118
Class B ordinary shares
Equity
Ordinary shares	11	$ 2	11
Parent
ASSETS
Cash and cash equivalents	25,428		99,459
Short-term investments	19,728
Amounts due from the Group's entities	25,256		185,892
Loan to the Group's entities	112,566
Prepaid expenses and other current assets	235
Other non-current assets	1,512		548
Total assets	184,725		285,899
LIABILITIES AND EQUITY
Amounts due to the Group's entities	64,572		35,613
Equity loss in subsidiaries, VIE and VIE's subsidiaries	23,807		12,021
Acquisition consideration payable	8,983		8,983
Other payable and accrued liabilities	12,723		2,052
Total liabilities	110,085		58,669
Equity
Additional paid-in capital	3,501,859		3,489,553
Treasury stock (nil and 1,769,610 shares as of December 31, 2024 and 2025, respectively)	(3,494)
Accumulated other comprehensive income	22,626		25,096
Accumulated deficit	(3,446,480)		(3,287,548)
Total equity	74,640		227,230
Total liabilities and equity	184,725		285,899
Parent | Class A ordinary shares
Equity
Ordinary shares	118		118
Parent | Class B ordinary shares
Equity
Ordinary shares	¥ 11		¥ 11